CONSOLIDATED STATEMENTS OF OTHER COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net loss for the year	$ (253,931)	$ (1,350,860)	$ (1,371,186)
Attributable to:
Shareholder of GLOBALFOUNDRIES INC.	(250,313)	(1,347,571)	(1,371,186)
Non-controlling interest	(3,618)	(3,289)	0
Net loss for the year	(253,931)	(1,350,860)	(1,371,186)
Components of other comprehensive income that will be reclassified to profit or loss, net of tax [abstract]
Share of foreign exchange fluctuation reserve of joint ventures and associates	(11,993)	0	0
Effective portion of changes in the fair value of cash flow hedges	(45,132)	(22,802)	12,351
Income tax effect	2,788	(2,106)	(1,081)
Total other comprehensive income that will be reclassified to profit or loss, net of tax	(54,337)	(24,908)	11,270
Components of other comprehensive income that will not be reclassified to profit or loss, before tax [abstract]
Remeasurement of existing equity interests	0	6,553	0
Other comprehensive income, before tax, exchange differences on translation, other than translation of foreign operations	0	13,890	(566)
Other comprehensive income (loss), net of tax:
Shareholder of GLOBALFOUNDRIES INC.	(50,433)	(9,165)	10,704
Total other comprehensive income (loss) for the year	(3,904)	4,700	0
Total other comprehensive income (loss) for the year	(54,337)	(4,465)	10,704
Comprehensive income [abstract]
Shareholder of GLOBALFOUNDRIES INC.	(300,746)	(1,356,736)	(1,360,482)
Non-controlling interest	(7,522)	1,411	0
Total comprehensive loss for the year	$ (308,268)	$ (1,355,325)	$ (1,360,482)